Bank Borrowings	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Short-term bank borrowing(i)	15,172	17,172	2,397
Long-term bank borrowing, current portion	2,800	5,800	810
Long-term bank borrowing, non-current portion(ii)	3,700	-	-
	21,672	22,972	3,207

(i)	As of June,30,2025, Youxu Zibo entered into new one-year short-term bank loans of RMB200 on February 21, 2025, carrying an annual interest rate of 3.45%.

(ii)	As of June,30,2025, Youxu Zibo repaid RMB700 of its bank borrowings from Qishang Bank.